Key Management Personnel	12 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Key Management Personnel

Note 34. Key Management Personnel

(a)
Compensation of Key Management Personnel

	2023	2022	2021

	US$	US$	US$
Short-term employee benefits	2,898,544	1,555,658	1,099,081
Post-employment benefits	137,168	56,105	79,550
Share-based payments expense	4,221,472	4,664,767	3,897,638
	7,257,184	6,276,530	5,076,269

(b)
Other transactions and balances with director and key management personnel and their related parties

There were no director and key management personnel related party transactions during the prior financial year for the current year refer to Note 30(b).